Commitments, Contingencies and Guarantees (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Deferred Share Units Nonvested Total Compensation Cost Not Yet Recognized	$ 0
Cash Settled Restricted Share Units Nonvested Total Compensation Cost Not Yet Recognized	$ 1,000
Derivative Instrument, Shares of Common Stock Held (in shares)	252,011
Deferred Share Unit Liability, Number of Common Shares (in shares)	252,011
Business Combination, Contingent Consideration, Liability, Total	$ 12,990	$ 4,671
CORE, Kontainers and ShipTrack [Member]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 35,600
Business Combination, Contingent Consideration Arrangements, Period for Revenue Performance Targets (Year)	2 years
Business Combination, Contingent Consideration, Liability, Total	$ 13,000